INCOME TAX EXPENSES (Schedule of Reconciliation of Theoretical Tax Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expenses [Abstract]
Profit (loss) before taxes on income, as reported in the income statements	₪ 135	[1]	₪ 88	₪ (36)
Theoretical tax expense	32		22	(9)
Increase in tax resulting from disallowable deductions	8		11	7
Taxes on income in respect of previous years	(10)		(4)	7
Change in corporate tax rate, see (b) above			7
Temporary differences and tax losses for which no deferred income tax asset was recognized	(9)
Other				(1)
Income tax expenses	₪ 21	[1]	₪ 36	₪ 4

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.